Quarterly Holdings Report
for
Fidelity® Worldwide Fund
January 31, 2023
WLD-NPRT1-0423
1.813085.118
Common Stocks - 99.0%
	Shares	Value ($)
Australia - 1.0%
Aub Group Ltd.	220,000	3,685,207
carsales.com Ltd.	373,687	6,050,085
Lovisa Holdings Ltd.	357,317	6,711,719
National Storage REIT unit	3,925,764	6,460,781
TOTAL AUSTRALIA		22,907,792
Austria - 0.3%
Wienerberger AG	203,600	6,086,953
Bailiwick of Jersey - 0.4%
Glencore PLC	1,280,000	8,572,017
Belgium - 0.3%
Fagron NV	185,330	2,734,104
UCB SA	60,600	4,966,132
TOTAL BELGIUM		7,700,236
Bermuda - 0.7%
Hiscox Ltd.	515,647	7,148,620
Lancashire Holdings Ltd.	1,178,720	9,082,406
TOTAL BERMUDA		16,231,026
Canada - 1.8%
Canadian Pacific Railway Ltd.	183,000	14,444,147
Constellation Software, Inc.	3,700	6,537,033
Definity Financial Corp.	144,900	3,904,149
PrairieSky Royalty Ltd.	836,000	14,363,203
TOTAL CANADA		39,248,532
Cayman Islands - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	167,000	18,403,400
Meituan Class B (a)(b)	12,000	268,271
Tencent Holdings Ltd.	182,800	8,907,646
Trip.com Group Ltd. ADR (a)	253,600	9,322,336
TOTAL CAYMAN ISLANDS		36,901,653
China - 0.8%
Centre Testing International Group Co. Ltd. (A Shares)	959,500	3,380,214
Kweichow Moutai Co. Ltd. (A Shares)	18,100	4,964,169
PICC Property & Casualty Co. Ltd. (H Shares)	5,706,946	5,365,399
Yunnan Baiyao Group Co. Ltd. (A Shares)	372,120	3,171,116
TOTAL CHINA		16,880,898
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(c)	139,553	51,541
Denmark - 1.1%
DSV A/S	38,284	6,299,821
GN Store Nord A/S	214,875	5,269,269
Novo Nordisk A/S Series B	97,000	13,423,818
TOTAL DENMARK		24,992,908
Finland - 0.8%
Nanoform Finland PLC (a)	754,800	2,379,684
Olvi Oyj (A Shares)	86,661	3,047,807
Sampo Oyj (A Shares)	159,551	8,355,369
UPM-Kymmene Corp.	131,930	4,768,971
TOTAL FINLAND		18,551,831
France - 2.9%
L'Oreal SA	20,800	8,588,562
LVMH Moet Hennessy Louis Vuitton SE	32,927	28,744,463
Pernod Ricard SA	6,000	1,238,699
Safran SA	5,000	718,977
Sanofi SA	87,000	8,519,429
Teleperformance	17,100	4,740,518
TotalEnergies SE (d)	101,941	6,302,074
Worldline SA (a)(b)	113,900	5,167,176
TOTAL FRANCE		64,019,898
Germany - 1.2%
Deutsche Post AG	204,311	8,796,954
Instone Real Estate Group BV (b)(d)	332,488	3,379,691
Nexus AG	46,000	2,575,458
Siemens Healthineers AG (b)	63,100	3,383,968
Stabilus Se	118,586	8,147,793
TOTAL GERMANY		26,283,864
Hong Kong - 0.8%
AIA Group Ltd.	878,327	9,931,813
Hong Kong Exchanges and Clearing Ltd.	170,174	7,654,017
TOTAL HONG KONG		17,585,830
Hungary - 0.1%
Richter Gedeon PLC	86,900	1,958,784
India - 0.3%
HDFC Bank Ltd. (a)	212,324	4,187,128
HDFC Bank Ltd. sponsored ADR	40,335	2,716,966
Pine Labs Private Ltd. (a)(c)(e)	792	452,969
TOTAL INDIA		7,357,063
Indonesia - 0.7%
PT Astra International Tbk	13,899,000	5,583,953
PT Bank Central Asia Tbk	7,470,500	4,239,577
PT Bank Rakyat Indonesia (Persero) Tbk	12,303,600	3,773,120
PT United Tractors Tbk	1,194,000	1,960,258
TOTAL INDONESIA		15,556,908
Ireland - 1.3%
Cairn Homes PLC	3,300,000	3,515,102
CRH PLC	196,900	9,199,668
Flutter Entertainment PLC (a)	46,300	7,163,660
ICON PLC (a)	9,900	2,284,029
Irish Residential Properties REIT PLC	2,591,367	3,217,248
Kingspan Group PLC (Ireland)	61,900	3,956,922
Seagate Technology Holdings PLC	5,000	338,900
TOTAL IRELAND		29,675,529
Israel - 0.0%
NICE Ltd. (a)	5,000	1,029,942
Italy - 0.9%
BFF Bank SpA (b)	1,389,790	12,820,073
MARR SpA	205,098	2,689,046
Prada SpA	527,094	3,370,531
TOTAL ITALY		18,879,650
Japan - 4.8%
Daiichikosho Co. Ltd.	116,080	3,609,308
FUJIFILM Holdings Corp.	87,992	4,656,641
GMO Internet, Inc.	300,866	5,921,004
Hitachi Ltd.	219,300	11,500,634
Hoya Corp.	63,443	6,976,950
Iriso Electronics Co. Ltd.	165,285	5,546,635
Keyence Corp.	19,340	8,903,535
Minebea Mitsumi, Inc.	352,600	6,146,771
NOF Corp.	130,000	5,537,638
PALTAC Corp.	93,491	3,385,036
Pan Pacific International Holdings Ltd.	300,000	5,547,941
Recruit Holdings Co. Ltd.	191,300	6,152,258
Renesas Electronics Corp. (a)	226,031	2,324,978
Shin-Etsu Chemical Co. Ltd.	52,403	7,725,415
Sony Group Corp.	116,703	10,427,598
Tsuruha Holdings, Inc.	85,000	6,258,345
Z Holdings Corp.	924,128	2,688,953
ZOZO, Inc.	129,400	3,354,463
TOTAL JAPAN		106,664,103
Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,112,806
Luxembourg - 0.1%
Novem Group SA	292,876	2,744,609
Netherlands - 1.2%
Argenx SE ADR (a)	7,301	2,790,807
ASML Holding NV	10,000	6,608,400
ASML Holding NV (Netherlands)	4,300	2,845,084
Heineken NV (Bearer)	78,019	7,797,131
IMCD NV	32,351	5,101,465
RHI Magnesita NV	63,122	2,093,357
TOTAL NETHERLANDS		27,236,244
Norway - 1.4%
Kongsberg Gruppen ASA	140,000	5,554,220
Schibsted ASA:
(A Shares)	71,700	1,558,758
(B Shares)	502,297	10,446,908
TGS ASA	696,049	11,457,166
Volue A/S (a)	825,800	2,510,923
TOTAL NORWAY		31,527,975
Spain - 1.1%
Amadeus IT Holding SA Class A (a)	106,396	6,703,368
CaixaBank SA	1,343,600	5,961,500
Cellnex Telecom SA (b)	89,256	3,497,765
Cie Automotive SA	275,635	8,162,646
TOTAL SPAIN		24,325,279
Sweden - 3.1%
Addlife AB	197,240	2,069,043
Alfa Laval AB	244,697	7,651,461
Dustin Group AB (a)(b)	2,062,288	6,937,662
Haypp Group (a)	525,000	1,553,774
Hemnet Group AB	984,130	13,701,932
HEXPOL AB (B Shares)	850,359	9,156,061
Instalco AB	441,771	1,703,701
INVISIO AB	157,312	2,755,848
Kry International AB (a)(c)(e)	489	88,062
Sandvik AB	373,157	7,712,280
Stillfront Group AB (a)	604,994	1,051,172
Swedbank AB (A Shares)	727,850	13,947,860
TOTAL SWEDEN		68,328,856
Switzerland - 2.1%
Chubb Ltd.	93,600	21,293,064
Nestle SA (Reg. S)	74,980	9,148,239
Roche Holding AG (participation certificate)	48,651	15,187,402
TOTAL SWITZERLAND		45,628,705
Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	159,465	2,811,612
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,000	1,390,950
TOTAL TAIWAN		4,202,562
United Kingdom - 4.7%
AstraZeneca PLC:
(United Kingdom)	104,843	13,735,748
sponsored ADR	20,000	1,307,400
Beazley PLC	1,175,500	9,637,281
Clarkson PLC	166,062	6,295,433
Close Brothers Group PLC	269,273	3,216,820
Compass Group PLC	344,435	8,227,871
Diageo PLC	293,352	12,827,142
Harbour Energy PLC	1,486,871	5,744,901
London Stock Exchange Group PLC	9,000	823,905
Prudential PLC	1,366,086	22,697,617
Rightmove PLC	19,679	142,986
RS GROUP PLC	303,095	3,512,504
Sabre Insurance Group PLC (b)	6,755,301	8,578,121
WH Smith PLC	329,610	6,483,469
Zegona Communications PLC (a)	30,559	28,821
TOTAL UNITED KINGDOM		103,260,019
United States of America - 63.1%
Allegro MicroSystems LLC (a)	386,000	14,733,620
Alphabet, Inc. Class A (a)	505,000	49,914,200
Amazon.com, Inc. (a)	350,000	36,095,500
Ameriprise Financial, Inc.	59,000	20,657,080
AmerisourceBergen Corp.	31,000	5,237,760
Apple, Inc.	412,000	59,447,480
Arista Networks, Inc. (a)	46,000	5,796,920
Arthur J. Gallagher & Co.	78,000	15,266,160
Autodesk, Inc. (a)	24,000	5,163,840
Autoliv, Inc. (depositary receipt)	99,977	9,149,135
AutoZone, Inc. (a)	8,000	19,510,800
BlackRock, Inc. Class A	27,000	20,498,670
Block, Inc. Class A (a)	266,000	21,737,520
Booking Holdings, Inc. (a)	3,800	9,249,580
Burlington Stores, Inc. (a)	3,000	689,490
Caesars Entertainment, Inc. (a)	60,270	3,137,656
CDW Corp.	52,800	10,350,384
Cigna Corp.	27,000	8,550,090
Constellation Brands, Inc. Class A (sub. vtg.)	79,000	18,290,080
Constellation Energy Corp.	397,999	33,973,195
Costco Wholesale Corp.	12,000	6,133,680
Cummins, Inc.	161,500	40,300,710
D.R. Horton, Inc.	24,000	2,368,560
Deckers Outdoor Corp. (a)	78,155	33,409,699
Dick's Sporting Goods, Inc.	4,000	523,040
Eli Lilly & Co.	159,000	54,719,850
Fair Isaac Corp. (a)	7,000	4,661,650
Fiserv, Inc. (a)	681,201	72,670,523
Floor & Decor Holdings, Inc. Class A (a)	3,000	272,310
Freeport-McMoRan, Inc.	108,000	4,818,960
Gen Digital, Inc.	30,000	690,300
General Electric Co.	103,000	8,289,440
Gilead Sciences, Inc.	215,000	18,047,100
Globe Life, Inc.	45,000	5,438,250
GoDaddy, Inc. (a)	4,000	328,520
Hexcel Corp.	66,000	4,658,280
Howmet Aerospace, Inc.	14,000	569,660
J.B. Hunt Transport Services, Inc.	98,000	18,526,900
JPMorgan Chase & Co.	123,000	17,215,080
Keurig Dr. Pepper, Inc.	5,000	176,400
Keysight Technologies, Inc. (a)	28,000	5,021,800
KLA Corp.	14,000	5,494,720
Lam Research Corp.	2,000	1,000,200
Lattice Semiconductor Corp. (a)	248,000	18,795,920
Legend Biotech Corp. ADR (a)	93,000	4,696,500
LGI Homes, Inc. (a)	47,000	5,350,950
Lowe's Companies, Inc.	7,000	1,457,750
lululemon athletica, Inc. (a)	11,800	3,621,184
Marvell Technology, Inc.	166,047	7,164,928
MasterCard, Inc. Class A	14,000	5,188,400
Microsoft Corp.	310,000	76,821,097
MKS Instruments, Inc.	9,000	920,880
Moderna, Inc. (a)	21,000	3,697,260
Moody's Corp.	59,872	19,323,688
Morgan Stanley	348,000	33,870,840
MSCI, Inc.	13,000	6,910,280
Northrop Grumman Corp. (d)	6,000	2,688,240
Nuvei Corp. (a)(b)	7,000	247,310
NVIDIA Corp.	151,000	29,500,870
NVR, Inc. (a)	400	2,108,000
Olin Corp.	38,000	2,454,420
onsemi (a)	74,000	5,435,300
Oracle Corp.	218,000	19,284,280
Palo Alto Networks, Inc. (a)	41,000	6,504,240
Parker Hannifin Corp.	14,000	4,564,000
Patrick Industries, Inc.	83,791	5,946,647
PayPal Holdings, Inc. (a)	215,000	17,520,350
RBC Bearings, Inc. (a)	2,000	487,940
Regal Rexnord Corp.	7,000	974,400
ResMed, Inc.	20,596	4,703,509
Rockwell Automation, Inc.	5,000	1,410,150
Ross Stores, Inc.	34,000	4,018,460
Royalty Pharma PLC	884,000	34,643,960
S&P Global, Inc.	190,628	71,474,062
ServiceNow, Inc. (a)	19,000	8,647,470
Sherwin-Williams Co.	23,000	5,441,570
Shift4 Payments, Inc. (a)	142,000	9,093,680
Steel Dynamics, Inc.	54,000	6,514,560
Stripe, Inc. Class B (a)(c)(e)	10,000	268,700
Stryker Corp.	37,000	9,390,970
Target Corp.	154,000	26,509,560
Tempur Sealy International, Inc.	75,000	3,056,250
Teradyne, Inc.	136,000	13,831,200
The Travelers Companies, Inc.	272,339	52,049,430
Thermo Fisher Scientific, Inc.	48,000	27,375,840
TJX Companies, Inc.	679,000	55,582,940
TransUnion Holding Co., Inc.	4,000	287,000
UnitedHealth Group, Inc.	85,000	42,431,150
Vertex Pharmaceuticals, Inc. (a)	81,000	26,171,100
Visa, Inc. Class A	137,000	31,538,770
Woodward, Inc.	11,000	1,124,860
Yum China Holdings, Inc.	11,000	677,710
TOTAL UNITED STATES OF AMERICA		1,394,563,367
TOTAL COMMON STOCKS (Cost $1,866,026,748)		2,190,067,380

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
China - 0.2%
ByteDance Ltd. Series E1 (a)(c)(e)	14,425	2,854,996
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	138,905	1,525,177
		4,380,173
United States of America - 0.1%
Circle Internet Financial Ltd. Series F (c)(e)	23,730	802,074
Instacart, Inc. Series I (a)(c)(e)	8,000	352,800
Stripe, Inc. Series H (a)(c)(e)	4,200	112,854
		1,267,728
TOTAL CONVERTIBLE PREFERRED STOCKS		5,647,901
Nonconvertible Preferred Stocks - 0.1%
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(c)(e)	1,892	1,082,092
Series A (a)(c)(e)	473	270,523
Series B (a)(c)(e)	514	293,972
Series B2 (a)(c)(e)	416	237,923
Series C (a)(c)(e)	774	442,674
Series C1 (a)(c)(e)	163	93,225
Series D (a)(c)(e)	174	99,516
		2,519,925
Sweden - 0.0%
Kry International AB Series E (a)(c)(e)	2,824	508,564
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,028,489
TOTAL PREFERRED STOCKS (Cost $8,655,882)		8,676,390

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	12,145,989	12,148,418
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	1,696,821	1,696,991
TOTAL MONEY MARKET FUNDS (Cost $13,841,865)		13,845,409

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,888,524,495)	2,212,589,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(828,856)
NET ASSETS - 100.0%	2,211,760,323

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,280,037 or 2.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,486,121 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608

Circle Internet Financial Ltd. Series F	5/09/22	999,982

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888

Instacart, Inc. Series I	2/26/21	1,000,000

Kry International AB	5/14/21	212,376

Kry International AB Series E	5/14/21	1,291,057

Pine Labs Private Ltd.	6/30/21	295,305

Pine Labs Private Ltd. Series 1	6/30/21	705,451

Pine Labs Private Ltd. Series A	6/30/21	176,363

Pine Labs Private Ltd. Series B	6/30/21	191,650

Pine Labs Private Ltd. Series B2	6/30/21	155,110

Pine Labs Private Ltd. Series C	6/30/21	288,594

Pine Labs Private Ltd. Series C1	6/30/21	60,776

Pine Labs Private Ltd. Series D	6/30/21	64,878

Stripe, Inc. Class B	5/18/21	401,284

Stripe, Inc. Series H	3/15/21	168,525

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	15,584,500	282,477,389	285,913,471	338,908	-	-	12,148,418	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	7,256,240	10,437,516	15,996,765	11,875	-	-	1,696,991	0.0%
Total	22,840,740	292,914,905	301,910,236	350,783	-	-	13,845,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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